TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLES [Text Block]

12. TRADE AND OTHER PAYABLES

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and amounts payable for operating and financing activities. The usual credit period taken for trade purchases is between 30 to 90 days. The majority of the Company's payables relates to development and exploration expenditures, legal and office expenses, and consulting fees.

The following is an aged analysis of the trade and other payables:

As at	December 31, 2020	December 31, 2019
<30 days	$2,640,967	$751,167
31 - 60 days	5,613	6,442
61 - 90 days	344	—
>90 days	3,820	821
Total Accounts Payable	2,650,744	758,430
Accrued Liabilities	695,422	552,123
Total Trade and Other Payables	$3,346,166	$1,310,553

Accrued liabilities at December 31, 2020 and 2019 include accruals for project exploration and development expenditures, payroll, vacation, professional services, and office expenses.